Subsequent Events	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 – Subsequent Events

The Company has evaluated subsequent events through the filing date of this Form 10-Q and determined that the following subsequent events have occurred that would require recognition in the consolidated financial statements or disclosures in the notes thereto.

On July 3, 2024, the Board of Directors amended the articles of incorporation to increase the Company’s common stock by 75,000,000 shares.

On August 5, 2024, the Company entered into a twelve-month stock compensation and subscription agreement with an investor relations firm that includes the issuance of 225,000 shares of restricted common stock.

On August 13, 2024, the Company issued a total of 145,560 shares of our common stock for conversions of $20,000 in principal on convertible notes payable at the exercise price of $0.1374.

On August 22, 2024, the Company issued a total of 163,934 shares of our common stock for conversions of $20,000 in principal on convertible notes payable at the exercise price of $0.122.

On August 23, 2024, the Company granted 75,000 options to a member of the board of directors. The options expire ten years following issuance and have an exercise price of $0.16. The options vest monthly over one year.

On August 28, 2024, the Company entered into a promissory note with 1800 Diagonal Lending in the aggregate principal amount of $67,200 (the “August 2024 Note”). The note bears interest at 10%, with an Original Issue Discount of $11,200 plus an additional $6,000 to pay for transaction fees of the lender, matures on May 30, 2025. Pursuant to the terms of the Note, the outstanding principal and accrued interest on the Note shall be paid in 4 set monthly cash payments beginning six months from the effective date. The note may be prepaid with no penalty. The note allows an event of default which may be convertible into shares of the Company’s common stock as set forth therein. At any time following an event of default, the note is convertible into shares of the Company’s common stock at a price of 65% of the lowest weighted average market price of the Company’s common stock during the 10 trading days prior to conversion.

On September 3, 2024, the Company issued a total of 191,471 shares of our common stock for conversions of $22,000 in principal on convertible notes payable at the exercise price of $0.1149.

On September 12, 2024, the Company issued a total of 181,043 shares of our common stock for conversions of $13,000 in principal and $4,400 of interest on convertible notes payable at the exercise price of $0.09611.

Subsequent to July 31, 2024, the Company received advances of $150,000 from Pete O’Heeron, Chairman of the Board. The advance is unsecured, non-interest bearing and is payable on demand.

NOTE 14 – Subsequent events

On February 13, 2024, the Company entered into a promissory note with a related party in the aggregate principal amount of $210,000. The note bears interest at 10% matures on February 13, 2025.

On February 21, 2024, the Company received a notice to exercise 75,000 options on a cashless basis resulting in the issuance of 70,002 shares of common stock.

On February 23, 2024, the Company entered into a promissory note with 1800 Diagonal Lending in the aggregate principal amount of $126,000 (the “February 2024 Note”). The note bears interest at 10%, with an Original Issue Discount of $21,000 plus an additional $5,000 to pay for transaction fees of the lender, matures on November 30, 2024.

On April 3, 2024, the Company entered into a promissory note with a related party in the aggregate principal amount of $75,000. The note bears interest at 10% matures on April 3, 2025.

In May 2024, the Company received advances of $67,000 from a related party.